PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2018
PROPERTY AND EQUIPMENT
Schedule of property and equipment
	September 30, 2018	September 30, 2017

Furniture and Fixtures	$5,646	$5,826
Leasehold Improvement	-	13,215
Machinery and Equipment	12,499	12,897
	18,145	31,938
Less: Accumulated depreciation	(18,031)	(27,061)

Property and equipment, net	$114	$4,877